Reclamation and Closure Cost Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Reclamation Obligation [Abstract]
Disclosure of Detailed Information about Reclamation Obligation

	Note	Canada	USA	Mexico	Brazil	Total
Balance – December 31, 2022		$5,717	$27,731	$31,393	$33,875	$98,716
Accretion		228	1,002	2,993	2,041	6,264
Change in estimates		22,168	3,725	(9,687)	6,979	23,185
Reclamation expenditures		(64)	—	(435)	(1,021)	(1,520)
Foreign exchange loss		33	—	4,312	3,239	7,584
Foreign currency translation		751	—	—	—	751
Balance – December 31, 2023		28,833	32,458	28,576	45,113	134,980
Assumed on Greenstone Acquisition	5	11,269	—	—	—	11,269
Accretion		1,197	1,267	2,466	2,273	7,203
Change in estimates		14,492	1,941	(3,192)	2,271	15,512
Reclamation expenditures		(8,138)	—	(377)	(919)	(9,434)
Foreign exchange loss		(1,301)	—	(4,673)	(9,540)	(15,514)
Foreign currency translation		(1,870)	—	—	—	(1,870)
Balance – December 31, 2024		$44,482	$35,666	$22,800	$39,198	$142,146

At December 31					2024	2023
Classified and presented as:
Current(1)					$11,972	$14,897
Non-current					130,174	120,083
Total reclamation and closure cost provisions					$142,146	$134,980
(1)    Included in other current liabilities.